Commitments - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CAD ($)	Nov. 30, 2018 USD ($)
Oncology Platform
Disclosure of Commitments [Line Items]
Long term purchase commitements	$ 1,045
Trogarzo
Disclosure of Commitments [Line Items]
Long term purchase commitements	20,311		$ 6,353
Revolving credit facility
Disclosure of Commitments [Line Items]
Revolving credit facility face value	1,000	$ 1,500
Line of credit facility outstanding	$ 0	$ 0
Canadian prime variable rate | Revolving Credit Facility CAD
Disclosure of Commitments [Line Items]
Description of interest rate	Canadian prime plus 1%
Debt instrument variable rate spread	1.00%	1.00%
U.S. prime variable rate | Revolving Credit Facility USD
Disclosure of Commitments [Line Items]
Description of interest rate	U.S. prime plus 1%
Debt instrument variable rate spread	1.00%	1.00%